DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 4—DISCONTINUED OPERATIONS
On June 30, 2020, as part of the Separation described in “Note 1—Organization,” the operations of Former IAC businesses other than Match Group are presented as discontinued operations.
The components of assets and liabilities of discontinued operations in the accompanying consolidated balance sheet at December 31, 2019 consisted of the following:

December 31, 2019
(In thousands)
Cash and cash equivalents	$2,673,619
Marketable securities	19,993
Accounts receivable, net	181,875
Other current assets	152,592
Total current assets in discontinued operations	$3,028,079

Property and equipment, net	$270,288
Goodwill	1,614,623
Intangible assets, net	350,150
Long-term investments	347,976
Other non-current assets	247,746
Total non-current assets in discontinued operations	$2,830,783

Current portion of long-term debt	$13,750
Accounts payable, trade	74,166
Deferred revenue	178,647
Accrued expenses and other current liabilities	322,333
Total current liabilities in discontinued operations	$588,896

Long-term debt, net	$231,946
Income taxes payable	6,410
Deferred income taxes	28,751
Other long-term liabilities	180,307
Total long-term liabilities in discontinued operations	$447,414
The key components of (loss) earnings from discontinued operations for the years ended December 31, 2020, 2019, and 2018 consist of the following:

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Revenue	$1,410,485	$2,705,797	$2,533,042
Operating costs and expenses	(1,840,178)	(2,769,918)	(2,517,372)
Operating (loss) income	(429,693)	(64,121)	15,670
Interest expense	(3,772)	(12,993)	(14,759)
Other (expense) income	(2,503)	68,767	298,236
Income tax benefit	69,898	57,534	7,496
(Loss) earnings from discontinued operations	$(366,070)	$49,187	$306,643